Long-Term Debt (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Debt Instrument [Line Items]
Subordinated debt		₨ 211,270.0	$ 2,888.6	₨ 218,755.0
Others	[1]	964,014.9	13,180.4	808,222.0
Less: Debt issuance cost		(526.7)	(7.2)	(458.7)
Total		₨ 1,174,758.2	$ 16,061.8	₨ 1,026,518.3

[1]	Includes securities sold under repurchase agreements amounting to Rs. 17,260.0 million with stated interest rate of 5.15% per annum and Rs. 90,200.0 (USD 1,233.3 million) with stated interest rate of 4.0% per annum for the year ended March 31, 2020 and March 31, 2021, respectively, under RBI long-term repo operation with a three- year maturity period.